Financial Risk Management - Fair Value and Carrying Amount of Financial Assets and Liabilities Including Fair Value Hierarchy (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line items]
Borrowings	₩ 407,185	₩ 2,138,922
Debentures	8,426,683	8,579,743
Assets	6,436,999	8,713,778
Derivative financial liabilities	321,136	375,160
Financial liabilities	16,404,537	18,955,061
Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	1,598,321	2,622,145
Derivative hedging instruments	182,661	65,136
FVOCI	1,511,605	1,455,441
Assets	3,292,587	4,142,722
FVTPL	321,025	333,099
Derivative financial liabilities	111	42,061
Financial liabilities	321,136	375,160
Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	392,237	2,282,316
Debentures	8,679,472	9,085,324
Long-term payables - other	2,010,852	1,582,805
Financial liabilities	11,082,561	12,950,445
Carrying amount [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	1,598,321	2,622,145
Derivative hedging instruments	182,661	65,136
FVOCI	1,511,605	1,455,441
Assets	3,292,587	4,142,722
FVTPL	321,025	333,099
Derivative financial liabilities	111	42,061
Financial liabilities	321,136	375,160
Carrying amount [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	407,185	2,138,923
Debentures	8,426,683	8,579,743
Long-term payables - other	2,009,833	1,566,954
Financial liabilities	10,843,701	12,285,620
Level 1 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	55,455	60,473
FVOCI	1,344,434	885,452
Assets	1,399,889	945,925
Level 2 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	1,359,915	2,291,355
Derivative hedging instruments	182,661	65,136
Assets	1,542,576	2,356,491
Derivative financial liabilities	111	42,061
Financial liabilities	111	42,061
Level 2 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	392,237	2,282,316
Debentures	8,679,472	9,085,324
Long-term payables - other	2,010,852	1,582,805
Financial liabilities	11,082,561	12,950,445
Level 3 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	182,951	270,317
FVOCI	167,171	569,989
Assets	350,122	840,306
FVTPL	321,025	333,099
Financial liabilities	₩ 321,025	₩ 333,099